Segment information - Summary of Reconciliation Between Reportable Segment Gross Profit to Group’s (Loss)/Income Before Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment gross profit	€ 5,496	€ 4,724	€ 3,397
Research and development	(1,393)	(1,486)	(1,725)
Sales and marketing	(1,426)	(1,392)	(1,533)
General and administrative	(479)	(481)	(585)
Finance income	292	328	161
Finance costs	(266)	(352)	(220)
Income/(loss) before tax	€ 2,224	€ 1,341	€ (505)